DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2025
DISCONTINUED OPERATIONS
Schedule of group calculated a gain resulting from such disposition

As of January 31, 2024
US$
Consideration*	2,000

Cash and cash equivalents	372
Accounts receivable, net	866
Prepayments and other current assets	104
Cryptocurrency assets*	8,937
Property and equipment, net	4
Intangible assets, net	6
Accounts payable	(26,711)
Accrued payroll and welfare payable	(93)
Accrued expenses and other current liabilities	(172)

Net liabilities of discontinued operations	(16,687)

Gain from disposal of discontinued operations	18,687
*

For accounting purpose, the 71.37 bitcoins retained were not included in the consideration in the table above as they were not received from the buyer, and accordingly these bitcoins were also excluded from the net assets transferred. The resulting gain from disposal of discontinued operations remained unchanged.

Schedule of cash flows disposal

For the six months
ended June 30,
2024
US$
Cash and cash equivalent deconsolidated	372
Proceeds from the disposal of subsidiaries	—
Proceeds from the disposal of subsidiaries, net of cash disposed	(372)

For the six months
ended June 30,
2024
US$
Net cash used in operating activities	(414)
Net cash provided by investing activities	303

Effect of exchange rate changes on cash, cash equivalents and restricted cash	78
Net decrease in cash, cash equivalents and restricted cash	(33)

Schedule of operating results from discontinued operations included in the Group's consolidated statements of comprehensive loss

For the six months
ended June 30,
2024
US$
Major classes of line items constituting pre-tax profit of discontinued operations

Revenues	30,340
Cost of revenue	(30,083)
Sales and marketing expenses	(30)
General and administrative expenses	(57)
Service development expenses	(72)
Other operating income	413
Impairment of cryptocurrency assets	—
Changes in fair value of cryptocurrency assets	(271)
Income from discontinued operations, before income tax	240
Income tax expense	—
Net income from discontinued operations, net of income tax	240